Discontinued Operations (Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total Assets	$ 13	$ 4,596
Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Receivables, net	0	244
Other current assets	1	61
Goodwill	0	1,285
Intangible assets	0	2,832
Net property and equipment	0	145
Other assets	12	29
Total Assets	13	4,596
Current portion of long-term debt	0	10
Other current liabilities	32	145
Long-term debt	0	1,335
Deferred income tax liabilities	0	998
Other liabilities	42	118
Total Liabilities	$ 74	$ 2,606